Simplify Hedged Equity ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 94 .1%
iShares Core S&P 500 ETF(a)(b)
(Cost $ 72,343,363 ) .......................................................... 173,990 $ 62,401,514
Number of
Contracts Notional Amount
Purchased Options – 7 .1%
Puts – Exchange-Traded – 7 .1%
S&P 500 Index , October Strike Price $ 3,595 , Expires 10/21/22 ........... 60 $ 21,570,000 575,100
S&P 500 Index , November Strike Price $ 4,070 , Expires 11/18/22 .......... 60 24,420,000 2,847,300
S&P 500 Index , December Strike Price $ 3,700 , Expires 12/16/22 ......... 59 21,830,000 1,301,540
4,723,940
Total Purchased Options (Cost $ 1,881,015 ) ......................................................... 4,723,940
Total Investments – 101.2%
(Cost $ 74,224,378 ) .......................................................................... $ 67,125,454
Liabilities in Excess of Other Assets – ( 1 .2 ) % ....................................................... (787,566)
Net Assets – 100.0% .......................................................................... $ 66,337,888
Number of
Contracts Notional Amount
Written Options – (1.5)%
Calls – Exchange-Traded – (0.1)%
S&P 500 Index , October Strike Price $ 3,990 , Expires 10/21/22 ........... (60) $ (23,940,000) $ (16,650)
S&P 500 Index , November Strike Price $ 4,480 , Expires 11/18/22 .......... (60) (26,880,000) (4,350)
S&P 500 Index , December Strike Price $ 4,120 , Expires 12/16/22 ......... (59) (24,308,000) (96,170)
(117,170)
Puts – Exchange-Traded – (1.4)%
S&P 500 Index , October Strike Price $ 3,025 , Expires 10/21/22 ........... (60) (18,150,000) (37,800)
S&P 500 Index , November Strike Price $ 3,430 , Expires 11/18/22 .......... (60) (20,580,000) (506,700)
S&P 500 Index , December Strike Price $ 3,125 , Expires 12/16/22 ......... (59) (18,437,500) (301,490)
(845,990)
Total Written Options (Premiums Received $ 2,121,592 ) ............................................... $ (963,160)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $17,932,500 have been pledged as collateral for options as of September 30, 2022.

Simplify Hedged Equity ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 94 .1%
Purchased Options ............................................................................... 7 .1%
Total Investments ................................................................................ 101 .2%
Liabilities in Excess of Other Assets .................................................................. ( 1 .2 ) %
Net Assets ..................................................................................... 100 .0%